Financing Expenses (Income), Net (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Financing expenses:
Financing expenses arising from liability to the IIA	₪ 138		₪ 273	₪ 129
Bank and other fees	57		32	61
Other financing expenses	30		75
Exchange rate differences				251
Total financing expenses	225	$ 60	380	441
Financing income:
Remeasurement of financial instruments	891		35
Exchange rate differences	759		218	(93)
Total financing income	1,650	440	253	93
Financing expenses (income), net	₪ (1,425)	$ (380)	₪ 127	₪ 348